Accounts Receivable (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable (Textual) [Abstract]
General and administrative expenses	$ 2,220	$ 993
General and administrative expenses [Member]
Accounts Receivable (Textual) [Abstract]
General and administrative expenses	$ 1,325	$ 779	$ 2,871